IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Cash Generating Units (Details) - Cash-generating units $ in Millions	Dec. 31, 2017 USD ($)
Lumwana
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 849
Bulyanhulu
Disclosure of information for cash-generating units [line items]
Carrying Value	600
Buzwagi
Disclosure of information for cash-generating units [line items]
Carrying Value	194
Veladero
Disclosure of information for cash-generating units [line items]
Carrying Value	1,016
Norte Abierto Project
Disclosure of information for cash-generating units [line items]
Carrying Value	817
Pueblo Viejo
Disclosure of information for cash-generating units [line items]
Carrying Value	3,077
Pascua-Lama
Disclosure of information for cash-generating units [line items]
Carrying Value	38
Deferred income	812
Lagunas Norte
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 458